DERIVATIVES (Tables) - Brushy Resources, Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Summary of Open Crude Oil Derivative Contracts
At January 1, 2016, we had the following open crude oil derivative contracts:

			January 1, 2016
	Instrument	Commodity	Volume (bbl / month)	Floor Price	Ceilings Price	Purchased Put Option Price
January 2016 – March 2016	Put	Crude Oil	1,500			75.00
January 2016 – December 2016	Put	Crude Oil	3,000			50.00
January 2016 – December 2016	Collar	Crude Oil	3,000	54.00	79.30

Summary of Fair Value of Derivative Financial Instruments
Fair Value of Derivative Financial Instruments

($ in thousands)	March 31, 2016	December 31, 2015

Derivative financial instruments - Current asset	$-	$733
Derivative financial instruments - Long-term assets	-	-
Net derivative financial instruments	$-	$733

Fair Value of Derivative Financial Instruments

($ in thousands)	December 31, 2015	December 31, 2014

Derivative financial instruments - Current asset	$733	$1,699
Derivative financial instruments - Long-term assets	-	67
Net derivative financial instruments	$733	$1,766

Effect of Derivative Financial Instruments
Effect of Derivative Financial Instruments

	Three Months Ended March 31,
($ in thousands)	2016	2015
Realized gain/(loss) on settlement of derivative contracts	$732	$616
Change in fair value of derivative contracts	$(733)	$(202)

Effect of Derivative Financial Instruments

($ in thousands)	December 31, 2015	December 31, 2014

Realized gain/(loss) on settlement of derivative contracts	$2,303	$186
Change in fair value of derivative contracts	(1,033)	1,880
Realized/Unrealized gain/(loss) from derivative contracts	$1,270	2,066